BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2023
	Shares	Value
COMMON STOCKS – 98.5%
AUSTRALIA – 5.3%
Diversified – 1.7%
Mirvac Group	4,945,209	$6,721,476

Industrial – 2.8%
Goodman Group	774,400	10,613,806

Self Storage – 0.8%
National Storage REIT	2,152,405	2,995,145
Total AUSTRALIA		20,330,427
CANADA – 3.9%
Residential – 3.9%
Boardwalk Real Estate Investment Trust	139,153	6,844,699
InterRent Real Estate Investment Trust	889,343	8,178,092
Total Residential		15,022,791
Total CANADA		15,022,791
FRANCE – 2.0%
Office – 2.0%
Gecina SA	75,963	7,745,039
Total FRANCE		7,745,039
GERMANY – 1.8%
Residential – 1.8%
Vonovia SE	291,031	6,972,608
Total GERMANY		6,972,608
HONG KONG – 4.7%
Diversified – 1.8%
Sun Hung Kai Properties Ltd.	631,340	6,736,370

Retail – 2.9%
Wharf Real Estate Investment Company Ltd.	2,927,220	11,281,325
Total HONG KONG		18,017,695
JAPAN – 8.7%
Hotel – 1.4%
Invincible Investment Corp.	13,000	5,369,352

Industrial – 1.2%
Mitsui Fudosan Logistics Park, Inc.(a)	1,510	4,755,808

Office – 5.0%
Mitsui Fudosan Company Ltd.	604,684	13,317,570
Orix JREIT, Inc.	4,962	5,951,265
Total Office		19,268,835

Residential – 1.1%
Comforia Residential REIT, Inc.	1,855	4,111,338
Total JAPAN		33,505,333
NETHERLANDS – 0.4%
Industrial – 0.4%
CTP NV(b)	99,365	1,419,358
Total NETHERLANDS		1,419,358
SINGAPORE – 1.8%
Diversified – 1.8%
Mapletree Pan Asia Commercial Trust	6,558,169	6,844,392
Total SINGAPORE		6,844,392
SPAIN – 1.5%
Diversified – 1.5%
Merlin Properties Socimi SA	666,175	5,605,089
Total SPAIN		5,605,089
UNITED KINGDOM – 6.1%
Office – 1.8%
Derwent London PLC	303,226	7,109,260

Residential – 3.0%
Grainger PLC	1,354,928	3,849,508
The UNITE Group PLC	699,199	7,622,759
Total Residential		11,472,267

Retail – 1.3%
Shaftesbury Capital PLC	3,629,651	5,069,993
Total UNITED KINGDOM		23,651,520
UNITED STATES – 62.4%
Communications – 1.0%
SBA Communications Corp.	18,800	3,763,196

Datacenters – 7.8%
Digital Realty Trust, Inc.	93,897	11,363,415
Equinix, Inc.	26,090	18,948,123
Total Datacenters		30,311,538

Healthcare – 9.2%
CareTrust REIT, Inc.	387,019	7,933,889
Healthcare Realty Trust, Inc.	247,817	3,784,166
Healthpeak Properties, Inc.	300,071	5,509,303
Ventas, Inc.	341,683	14,395,105
Welltower, Inc.	46,700	3,825,664
Total Healthcare		35,448,127

Industrial – 11.9%
Prologis, Inc.	300,798	33,752,543
Rexford Industrial Realty, Inc.	245,779	12,129,194
Total Industrial		45,881,737

Net Lease – 7.4%
Agree Realty Corp.	112,042	6,189,200
Essential Properties Realty Trust, Inc.	299,651	6,481,451
VICI Properties, Inc.	548,049	15,948,226
Total Net Lease		28,618,877

Office – 2.5%
Boston Properties, Inc.	63,200	3,759,136
Cousins Properties, Inc.	297,230	6,054,575
Total Office		9,813,711

Residential – 11.7%
American Homes 4 Rent	260,020	8,760,074
Equity Residential	229,357	13,465,549
Mid-America Apartment Communities, Inc.	50,910	6,549,572
Sun Communities, Inc.	57,090	6,756,031
UDR, Inc.	263,905	9,413,491
Total Residential		44,944,717

Retail – 5.8%
Kimco Realty Corp.	678,706	11,938,439
Kite Realty Group Trust	492,613	10,551,770
Total Retail		22,490,209

Self Storage – 2.6%
Public Storage	38,022	10,019,558

Specialty – 2.3%
Iron Mountain, Inc.	105,100	6,248,195
Jones Lang LaSalle, Inc.(a)	18,200	2,569,476
Total Specialty		8,817,671
Total UNITED STATES		240,109,341
TOTAL COMMON STOCKS (Cost $392,826,020)		379,223,593
Total Investments – 98.5% (Cost $392,826,020)		379,223,593
Other Assets in Excess of Liabilities – 1.5%		5,645,366
TOTAL NET ASSETS – 100.0%		$384,868,959

The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2023, the total value of all such securities was $1,419,358 or 0.4% of net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in thedisclosure hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$20,330,427	$-	$20,330,427
Canada	15,022,791	-	-	15,022,791
France	-	7,745,039	-	7,745,039
Germany	-	6,972,608	-	6,972,608
Hong Kong	-	18,017,695	-	18,017,695
Japan	-	33,505,333	-	33,505,333
Netherlands	-	1,419,358	-	1,419,358
Singapore	-	6,844,392	-	6,844,392
Spain	-	5,605,089	-	5,605,089
United Kingdom	-	23,651,520	-	23,651,520
United States	240,109,341	-	-	240,109,341
Total Common Stocks	255,132,132	124,091,461	-	379,223,593
Total	$255,132,132	$124,091,461	$-	$379,223,593

For further information regarding security characteristics, see the Schedule of Investments.